EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about exploration assets [Table Text Block]
Region	Properties	December 31, 2018	December 31, 2017
Sweden	Various	$16,671	$16,671
	Viad royalties	421,084	421,084
Turkey	Alankoy	153,960	153,960
	Trab	78,587	78,587
United States	Superior West, Arizona	736,341	867,096
of America	Yerington, Nevada	206,258	304,568
Total		$1,612,901	$1,841,966

Disclosure of detailed information about exploration expenditures [Table Text Block]
	Scandinavia	USA								Turkey	Australia and New Zealand	Other	Total
		Kennecott Exploration		Anglo American		Antofagasta	South 32	Other USA	Total
Administration Cost	$142,212	$166		$-		$621	$281	$237,631	$238,699	$145,471	$28,814	$645	$555,841
Assays	58,853	-		-		1,374	-	34,313	35,687	15,153	-	-	109,693
Drilling / Trenching	-	3,369		-		286,199	-	-	289,568	-	-	-	289,568
Land and Legal	110,466	-		-		-	-	185,568	185,568	25,386	18,153	2,846	342,419
Logistics	572,789	3,891		-		40,864	27,855	123,578	196,188	-	4,092	-	773,069
Personnel	736,017	33,839		1,105		56,141	75,704	1,745,051	1,911,840	113,473	121,785	11,887	2,895,002
Property Cost	150,476	9,764		16,512		1,296	25,763	690,686	744,021	13,372	52,307	-	960,176
Professional Services	21,976	-		-		-	131	11,285	11,416	164,294	27,463	15,301	240,450
Share Based Payments	222,860	-		-		-	-	460,414	460,414	62,638	31,394	11,667	788,973
Technical Studies	539,080	3,602		-		-	14,244	770	18,616	73,143	133,572	21,901	786,312
Travel	173,315	-		23		-	1,306	174,686	176,015	15,965	29,315	5,555	400,165
Total Expenditures	2,728,044	54,631		17,640		386,495	145,284	3,663,982	4,268,032	628,895	446,895	69,802	8,141,668
Recoveries	(1,194,456)	(41,590)		(16,842)		(414,942)	(386,569)	221,790	(638,153)	-	-	-	(1,832,609)
Operator Fees	(68,911)	(4,160)		-		(28,631)	(8,605)	-	(41,396)	-	-	-	(110,307)
Option Payments & Shares Received	-	(168,450)		(51,831)		-	-	-	(220,281)	-	-	-	(220,281)
Other Property Income	(13,667)	-		-		(12,141)	(3,253)	-	(15,393)	-	(317)	-	(29,377)
Total Recoveries	(1,277,034)	(214,200)		(68,673)		(455,714)	(398,427)	221,790	(915,223)	-	(317)	-	(2,192,574)
Net Expenditures	$1,451,010	$(159,569	) $	(51,033	) $	(69,219)	$(253,143)	$3,885,772	$3,352,809	$628,895 $	446,578 $	69,802	$5,949,094

	Scandinavia	USA				Turkey	Asia Pacific			Other	Total
		Kennecott Exploration	Anglo American	Other USA	Total		New Zealand	Other	Total
Administration Cost	$67,159	$74	$292	$185,833	$186,199	$65,877	$40,765	$10,669	$51,434	$6,073	$376,742
Assays	24,972	7,727	-	6,031	13,758	940	-	-	-	-	39,670
Drilling / Trenching	13,509	370	-	89,142	89,512	-	-	-	-	-	103,021
Land and Legal	73,870	-	-	198,126	198,126	23,062	3,511	15,334	18,845	9,534	323,437
Logistics	26,040	8,326	6,168	187,423	201,917	1,379	-	-	-	-	229,336
Personnel	566,367	35,565	18,052	1,593,930	1,647,547	175,649	13,606	106,659	120,265	44,619	2,554,447
Property Cost	347,792	363	39,396	901,022	940,781	27,130	3,965	25,238	29,203	-	1,344,906
Professional Services	77,768	-	-	6,498	6,498	93,506	-	72,497	72,497	27,180	277,449
Share Based Payments	111,887	-	-	476,569	476,569	52,362	5,318	28,456	33,774	64,993	739,585
Technical Studies	17,921	10,370	-	2,554	12,924	-	-	34,506	34,506	31,873	97,224
Travel	118,904	735	-	104,249	104,984	11,584	1,567	6,844	8,411	4,419	248,302
Total Expenditures	1,446,189	63,530	63,908	3,751,377	3,878,815	451,489	68,732	300,203	368,935	188,691	6,334,119
Recoveries	(239,088)	(69,812)	(167,690)	(166,028)	(403,530)	(21,338)	(26,434)	(31,578)	(58,012)	-	(721,968)
Operator Fees	-	(7,451)	-	(22,319)	(29,770)	-	-	-	-	-	(29,770)
Option Payments & Shares Received	(750,000)	(64,901)	-	(110,333)	(175,234)	(122,326)	-	-	-	-	(1,047,560)
Other Property Income	-	(2,090)	(714)	(55,594)	(58,398)	-	(5,349)	-	(5,349)	-	(63,747)
Total Recoveries	(989,088)	(144,254)	(168,404)	(354,274)	(666,932)	(143,664)	(31,783)	(31,578)	(63,361)	-	(1,863,045)
Net Expenditures	$457,101	$(80,724)	$(104,496)	$3,397,103	$3,211,883	$307,825	$36,949	$268,625	$305,574	$188,691	$4,471,074

	Scandinavia	USA				Turkey			Asia Pacific			Other	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$37,498	$109	$25	$157,106	$157,240	$27,055	$92,397	$119,452	$2,220	$9,520	$11,740	$24,650	$350,580
Assays	8,596	845	-	6,635	7,480	676	-	676	-	-	-	-	16,752
Drilling / Trenching	76,687	314,972	-	91	315,063	44,283	14,679	58,962	-	-	-	-	450,712
Land and Legal	48,632	-	-	182,160	182,160	39,603	160,831	200,434	-	23,778	23,778	40,384	495,388
Logistics	14,535	57,164	1,822	70,590	129,576	13,810	5,708	19,518	-	9,155	9,155	5,282	178,066
Personnel	195,223	118,679	12,676	1,420,907	1,552,262	297,586	264,527	562,113	-	99,751	99,751	171,881	2,581,230
Property Cost	165,640	2,677	39,460	485,365	527,502	154,526	32,426	186,952	37,230	47,219	84,449	-	964,543
Professional Services	135,527	-	-	13,664	13,664	61,577	22,029	83,606	496	1,772	2,268	17,625	252,690
Share Based Payments	40,285	-	-	295,008	295,008	32,805	69,020	101,825	-	17,673	17,673	48,066	502,857
Technical Studies	106,093	42,666	-	16,107	58,773	38,383	6,544	44,927	-	11,397	11,397	163,444	384,634
Travel	63,571	-	-	103,478	103,478	16,310	31,479	47,789	-	6,861	6,861	16,382	238,081
Total Expenditures	892,287	537,112	53,983	2,751,111	3,342,206	726,614	699,640	1,426,254	39,946	227,126	267,072	487,714	6,415,533
Recoveries	-	(555,217)	(51,833)	(21,938)	(628,988)	(43,550)	-	(43,550)	-	(48,781)	(48,781)	-	(721,319)
Operator Fees	-	(56,271)	(1,263)	-	(57,534)	-	-	-	-	-	-	-	(57,534)
Option Payments *	-	(24,720)	-	(125,890)	(150,610)	-	(170,146)	(170,146)	(180,476)	-	(180,476)	-	(501,232)
Other Property Income	-	(9,720)	(265)	(39,755)	(49,740)	-	(56,466)	(56,466)	(27,243)	-	(27,243)	(2,040)	(135,489)
Total Recoveries	-	(645,928)	(53,361)	(187,583)	(886,872)	(43,550)	(226,612)	(270,162)	(207,719)	(48,781)	(256,500)	(2,040)	(1,415,574)
Net Expenditures	$892,287	$(108,816)	$622	$2,563,528	$2,455,334	$683,064	$473,028	$1,156,092	$(167,773)	$178,345	$10,572	$485,674	$4,999,959